            As filed with the Securities and Exchange Commission on May 12, 2011

  Registration No. 33-7190

Investment Company Act File No. 811-4750

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X/

POST-EFFECTIVE AMENDMENT NO. 42             /X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

AMENDMENT NO. 45              /X/

FENIMORE ASSET MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

384 North Grand Street

P.O. Box 399

Cobleskill, New York 12043

(Address of Principal Executive Offices)

Registrant's Telephone Number: 800-453-4392

Patrick W.D. Turley, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

(Name and Address of Agent for Service)

Copies to:

Thomas O. Putnam

384 North Grand Street

Cobleskill, New York 12043

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 42 to the Registration Statement for Fenimore Asset Management Trust (the "Trust") is being filed solely for the purpose of submitting an interactive data file relating to the information provided in Post-Effective Amendment No. 41 to the Trust’s Registration Statement in response to Items 2, 3, and 4 of Form N-1A.  Accordingly, the contents of Post-Effective Amendment No. 41, consisting of Part A (the Prospectuses for the Trust), Part B (the Statements of Additional Information for the Trust), and Part C (Other Information), are incorporated by reference in their entirety into this filing.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia, on this 12th day of May 2011.

FENIMORE ASSET MANAGEMENT TRUST

By: /s/ Thomas O. Putnam

Thomas O. Putnam, President (1)

By: /s/ Patrick W.D. Turley

Patrick W.D. Turley, as attorney in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE

TITLE

DATE

/s/ Thomas O. Putnam

President and Trustee

                   May 12, 2011

Thomas O. Putnam (1)

          (Principal Executive Officer)

/s/ Fred Lager

Trustee

May 12, 2011

Fred Lager (2)

/s/ C. Richard Pogue

Trustee

May 12, 2011

C. Richard Pogue (3)

/s/ John J. McCormack, Jr.

Trustee

May 12, 2011

John J. McCormack, Jr. (4)

/s/ Barbara V. Weidlich

Trustee

May 12, 2011

Barbara V. Weidlich (4)

/s/ Kevin J. McCoy

Trustee

May 12, 2011

Kevin J. McCoy (5)

/s/ Paul A. Keller

Trustee

May 12, 2011

Paul A. Keller (6)

/s/ Joseph A. Bucci

Treasurer (Principal Financial and

May 12, 2011

Joseph A. Bucci (3)

Accounting Officer)

By:

/s/ Patrick W.D. Turley

Patrick W.D. Turley

as attorney-in-fact

(1)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 12 as filed on April 29, 1994.

(2)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 22 as filed on May 1, 1998.

(3)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 26 as filed on May 1, 2001.

(4)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 32 as filed on April 29, 2004.

(5)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 36 as filed on May 1, 2007.

(6)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 41 on April 29, 2011.

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EXHIBIT INDEX

EXHIBIT

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

16419983.2.BUSINESS

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